Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of common stock reserved for future issuance
As of December 31, 2024, the Company had reserved shares of its common stock for future issuance as follows:

Shares Reserved
Common stock options outstanding	2,393,824
Unvested restricted stock units under the 2023 Plan	213,254
Unreleased restricted stock units assumed in the Merger	17,000
Available for future grants under the 2024 Equity Incentive Plan	747,867
Available for future grants under the 2024 Employee Stock Purchase Plan	137,500

Total shares of common stock reserved for future issuance	3,509,445

Summary of the Company's stock option activity
A summary of the Company’s stock option activity and related information for the year ended December 31, 2024 is as follows:

	Options Outstanding
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Options outstanding – December 31, 2023	178,232	$16.74	8.88	$16
Assumed in reverse recapitalization	467,100	47.39
Granted	1,775,318	18.13
Exercised	(2,476)	10.19
Expired	(740)	21.62
Forfeited	(23,610)	38.34

Options outstanding – December 31, 2024	2,393,824	$23.54	7.90	$1

Options exercisable – December 31, 2024	654,636	$38.08	3.07	$1

Summary of weighted-average assumptions to determine the fair value of the employee stock option	The weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the employee stock option grants were as follows:

	Year Ended December 31,
	2024	2023
Expected term (years)	5.77	5.73
Expected volatility	126.2%	32.0%
Risk-free interest rate	3.80%	4.31%
Expected dividend yield	0%	0%

Summary of RSU and RSA activities	The following table summarizes RSU and RSA activities during the year ended December 31, 2024:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2023	214,436	$22.88
Granted	—	—
Vested (RSA)	(638)	0.83
Forfeited	(544)	22.88

RSUs outstanding – December 31, 2024	213,254	$22.88

Unvested balance as of December 31, 2024	213,254	$22.88

Summary of Non-cash stock-based compensation expense recorded
The following table shows the allocation of share-based compensation expense related to the company’s share-based awards (in thousands):

	December 31,
	2024	2023
Research and development	$2,896	$98
General and administrative	1,634	101

Total	$4,530	$199